CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Neuberger Berman Alternative Funds (1933 Act File No. 333-122847; 1940 Act File No. 811-21715) (“Registrant”) hereby certifies (a) that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 with respect to Neuberger Berman Long Short Multi-Manager Fund, a series of the Registrant, would not have differed from the prospectus and statement of additional information contained in Post-Effective Amendment No. 31 to the Registrant’s Registration Statement (“Amendment No. 31”), and (b) that Amendment No. 31 was filed electronically.

Dated: December 20, 2013	By: /s/ Claudia A. Brandon Claudia A. Brandon Executive Vice President and Secretary